Scope of Consolidation and Summary of Material Accounting Policies - Scope of consolidation & Revenue (Details) - item			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Disclosure of subsidiaries
Number of performance obligations in contracts with customers			1
Return policy, number of days			14 days
Maximum
Disclosure of subsidiaries
Return policy, number of days			30 days
Mytheresa Group GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa SE
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Theresa Warenvertrieb GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa.com GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
mytheresa.com Service GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
mytheresa Business Information Consulting Co. Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa US Services Inc.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa International Services GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa APAC Services Limited
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa UK Services Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa Spain Services S.L.U.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YOOX NET-A-PORTER GROUP S.p.A.
Disclosure of subsidiaries
Percentage of ownership	100.00%
YOOX K. K.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mishang Trading (Shanghai) Co. Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
YOOX Asia Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Largenta Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
The Net-a-Porter Group Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
YNAP Corporation
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mister Porter Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mr Porter Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
theOutnet Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mr Porter Apothecary Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Da Vinci Holdings Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Feng Mao Trading (Shanghai) Co. Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
The Net-a-Porter Asia Pacific Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
New King Group Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
Shouke Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
YNAP Middle East Holding Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
E-LUX Middle East Holding Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%
YNAP Middle East General Trading LLC
Disclosure of subsidiaries
Percentage of ownership	100.00%